SCHEDULE OF INVESTMENTS
Ivy Balanced Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 1.1%
Verizon Communications, Inc.	512	$29,271

Interactive Home Entertainment – 1.3%
Electronic Arts, Inc.(A)	339	34,347

Interactive Media & Services – 1.4%
Alphabet, Inc., Class A(A)	33	36,166

Movies & Entertainment – 1.3%
Walt Disney Co. (The)	242	33,758

Total Communication Services - 5.1%		133,542

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.1%
Coach, Inc.	880	27,913

Casinos & Gaming – 1.7%
Las Vegas Sands, Inc.	770	45,508

General Merchandise Stores – 1.2%
Dollar General Corp.	223	30,195

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	376	37,915

Restaurants – 1.5%
Domino’s Pizza, Inc.	135	37,512

Total Consumer Discretionary - 7.0%		179,043

Consumer Staples
Distillers & Vintners – 1.4%
Constellation Brands, Inc.	178	35,105

Packaged Foods & Meats – 1.9%
General Mills, Inc.	927	48,662

Tobacco – 1.6%
Philip Morris International, Inc.	534	41,911

Total Consumer Staples - 4.9%		125,678

Energy
Integrated Oil & Gas – 2.6%
Chevron Corp.	259	32,273
Hess Corp.	571	36,290

		68,563

Oil & Gas Equipment & Services – 0.2%
Core Laboratories N.V.(B)	77	4,007

Oil & Gas Exploration & Production – 0.8%
Cimarex Energy Co.	328	19,478

Oil & Gas Storage & Transportation – 1.5%
Enterprise Products Partners L.P.	1,331	38,436

Total Energy - 5.1%		130,484

Financials
Asset Management & Custody Banks – 1.7%
Blackstone Group L.P. (The)	999	44,365

Diversified Banks – 2.2%
Northern Trust Corp.	335	30,137
U.S. Bancorp	493	25,846

		55,983

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	168	34,373

Multi-Sector Holdings – 1.3%
Berkshire Hathaway, Inc., Class B(A)	154	32,786

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	369	41,271

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	307	42,097

Total Financials - 9.7%		250,875

Health Care
Biotechnology – 0.7%
Biogen, Inc.(A)	83	19,446

Health Care Equipment – 2.8%
Medtronic plc	282	27,445
Zimmer Holdings, Inc.	397	46,766

		74,211

Managed Health Care – 1.3%
Anthem, Inc.	117	33,074

Pharmaceuticals – 1.4%
Jazz Pharmaceuticals plc(A)	157	22,353
Pfizer, Inc.	321	13,888

		36,241

Total Health Care - 6.2%		162,972

Industrials
Aerospace & Defense – 1.6%
Boeing Co. (The)	117	42,498

Agricultural & Farm Machinery – 1.2%
Deere & Co.	183	30,317

Airlines – 0.8%
Delta Air Lines, Inc.	345	19,582

Electrical Components & Equipment – 1.4%
Emerson Electric Co.	538	35,915

Railroads – 1.8%
Union Pacific Corp.	282	47,714

Trucking – 1.0%
Knight Transportation, Inc.(B)	791	25,976

Total Industrials - 7.8%		202,002

Information Technology
Application Software – 1.8%
Autodesk, Inc.(A)	292	47,567

Communications Equipment – 1.1%
Cisco Systems, Inc.	502	27,488

Data Processing & Outsourced Services – 1.3%
Fiserv, Inc.(A)	374	34,107

Electronic Manufacturing Services – 0.5%
IPG Photonics Corp.(A)	87	13,404

Semiconductors – 4.5%
Intel Corp.	759	36,338
Micron Technology, Inc.(A)	893	34,469
QUALCOMM, Inc.	594	45,212

		116,019

Systems Software – 1.9%
Microsoft Corp.	360	48,224

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	167	33,112

Total Information Technology - 12.4%		319,921

Materials
Commodity Chemicals – 1.2%
LyondellBasell Industries N.V., Class A	371	31,916

Industrial Gases – 0.5%
Air Products and Chemicals, Inc.	60	13,673

Specialty Chemicals – 1.9%
PPG Industries, Inc.	405	47,273

Total Materials - 3.6%		92,862

TOTAL COMMON STOCKS – 61.8%		$1,597,379

(Cost: $1,316,970)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass Through Certificates, Series 2017-2, 3.350%, 10-15-29	$3,784	3,821
TOTAL ASSET-BACKED SECURITIES – 0.2%		$3,821

(Cost: $3,809)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	2,550	2,840
3.900%, 3-1-38	3,500	3,688
4.700%, 10-15-48	2,550	2,988

		9,516

Integrated Telecommunication Services – 0.3%
AT&T, Inc., 4.125%, 2-17-26	2,850	3,030

Verizon Communications, Inc., 4.500%, 8-10-33	4,000	4,503

		7,533

Total Communication Services - 0.7%		17,049

Consumer Discretionary
Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc., 2.800%, 8-22-24	4,000	4,117

Restaurants – 0.0%
McDonalds Corp., 4.450%, 3-1-47	1,000	1,096

Total Consumer Discretionary - 0.1%		5,213

Consumer Staples
Distillers & Vintners – 0.1%
Bacardi Ltd., 4.450%, 5-15-25(C)	2,615	2,778

Drug Retail – 0.0%
CVS Health Corp., 4.100%, 3-25-25	1,000	1,054

Household Products – 0.1%
Colgate-Palmolive Co., 3.700%, 8-1-47	2,500	2,674

Tobacco – 0.3%
BAT International Finance plc, 2.750%, 6-15-20(C)	6,400	6,415

Total Consumer Staples - 0.5%		12,921

Energy
Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	30,100	21,490

Oil & Gas Equipment & Services – 0.1%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 3.337%, 12-15-27	3,000	3,019

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co., 4.150%, 8-15-26(C)	8,340	8,621
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	2,000	2,120
Williams Partners L.P., 3.600%, 3-15-22	5,000	5,133

		15,874

Total Energy - 1.5%		40,383

Financials
Asset Management & Custody Banks – 0.2%
Ares Capital Corp., 4.250%, 3-1-25	5,225	5,287

Consumer Finance – 0.2%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	1,500	1,521
3.700%, 5-9-23	1,850	1,877
Hyundai Capital America, 2.550%, 4-3-20(C)	2,500	2,496

		5,894

Diversified Banks – 0.9%
DBS Group Holdings Ltd., 2.246%, 7-16-19(C)	5,750	5,750
HSBC Holdings plc, 3.400%, 3-8-21	8,750	8,882
ING Bank N.V., 2.500%, 10-1-19(C)	2,500	2,500
Mizuho Bank Ltd., 2.650%, 9-25-19(C)	1,700	1,701
Sumitomo Mitsui Banking Corp., 2.450%, 1-16-20	2,000	2,000
U.S. Bancorp, 3.100%, 4-27-26	4,400	4,494

		25,327

Investment Banking & Brokerage – 0.6%
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3-26-20	6,500	6,510
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	6,000	6,056
5.700%, 12-29-49	2,300	2,297

		14,863

Life & Health Insurance – 0.4%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(C)	5,000	5,138
Sumitomo Life Insurance Co., 4.000%, 9-14-77(C)	5,000	5,062

		10,200

Multi-Line Insurance – 0.4%
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	9,500	9,564

Other Diversified Financial Services – 0.9%
Citigroup, Inc.:
5.950%, 12-29-49	2,850	2,931
6.250%, 12-29-49	7,250	7,962
JPMorgan Chase & Co.:
5.000%, 12-29-49	7,700	7,675
5.300%, 11-1-65	2,750	2,782
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 6.053%, 4-29-49(D)	2,715	2,709

		24,059

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21	3,800	3,809

Regional Banks – 0.6%
PNC Bank N.A., 3.250%, 6-1-25	6,500	6,736
SunTrust Banks, Inc., 5.625%, 12-29-49	7,600	7,645

		14,381

Total Financials - 4.4%		113,384

Health Care
Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5-1-20	7,000	6,981

Health Care Equipment – 0.2%
Zimmer Holdings, Inc., 2.700%, 4-1-20	4,650	4,654

Health Care Services – 0.3%
Quest Diagnostics, Inc., 3.450%, 6-1-26	6,410	6,565

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	7,000	7,065

Pharmaceuticals – 0.8%
Celgene Corp., 3.450%, 11-15-27	4,500	4,689
Forest Laboratories, Inc., 5.000%, 12-15-21(C)	7,500	7,841
Johnson & Johnson, 3.400%, 1-15-38	9,000	9,371

		21,901

Total Health Care - 1.9%		47,166

Industrials
Aerospace & Defense – 0.4%
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	4,000	4,062
Northrop Grumman Corp., 3.250%, 1-15-28	5,500	5,643

		9,705

Airlines – 0.2%
Southwest Airlines Co., 2.650%, 11-5-20	5,525	5,547

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	6,000	6,193

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5-15-20	1,649	1,646

Total Industrials - 0.9%		23,091

Information Technology
Electronic Equipment & Instruments – 0.2%
Keysight Technologies, Inc., 4.600%, 4-6-27	4,500	4,810

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc., 3.200%, 5-11-27	9,000	9,380

Total Information Technology - 0.5%		14,190

Materials
Diversified Metals & Mining – 0.2%
Anglo American plc, 4.125%, 4-15-21(C)	3,500	3,580

Specialty Chemicals – 0.1%
Ecolab, Inc., 3.250%, 12-1-27	3,000	3,122

Total Materials - 0.3%		6,702

Real Estate
Specialized REITs – 0.6%
American Tower Corp., 2.250%, 1-15-22	10,500	10,452
American Tower Trust I, 3.652%, 3-23-28(C)	2,000	2,091
Crown Castle International Corp., 5.250%, 1-15-23	2,217	2,413

		14,956

Total Real Estate - 0.6%		14,956

Utilities
Electric Utilities – 0.5%
Duke Energy Corp., 3.150%, 8-15-27	2,500	2,535
Entergy Texas, Inc., 2.550%, 6-1-21	3,900	3,894
Exelon Corp., 2.450%, 4-15-21	4,300	4,298
Kansas City Power & Light Co., 4.200%, 3-15-48	1,000	1,094
Southern California Edison Co., 4.125%, 3-1-48	2,000	2,014

		13,835

Multi-Utilities – 0.2%
Berkshire Hathaway Energy Co.:
3.250%, 4-15-28	1,000	1,032
3.800%, 7-15-48	3,000	3,051

		4,083

Total Utilities - 0.7%		17,918

TOTAL CORPORATE DEBT SECURITIES – 12.1%		$312,973

(Cost: $310,619)

LOANS(D)
Industrials
Industrial Machinery – 0.4%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.830%, 1-30-23	10,981	10,761

Total Industrials - 0.4%		10,761

TOTAL LOANS – 0.4%		$10,761

(Cost: $10,843)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.0%
National Archives Facility Trust, 8.500%, 9-1-19	207	209

Mortgage-Backed Obligations - 1.5%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	20	22
6.500%, 1-1-32	23	27
4.500%, 6-1-44	6,708	7,215
3.000%, 6-15-45	8,862	9,172
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 9-1-19	7	7
6.500%, 10-1-28	25	27
6.500%, 2-1-29	4	4
3.500%, 6-25-29	5,594	5,904
7.000%, 11-1-31	31	36
6.500%, 2-1-32	22	25
7.000%, 2-1-32	36	41
7.000%, 3-1-32	14	17
7.000%, 7-1-32	22	25
6.500%, 9-1-32	17	19
5.500%, 5-1-33	15	16
5.500%, 6-1-33	13	14
4.500%, 11-1-43	5,593	6,094
3.000%, 10-25-46	9,207	9,487

Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8-15-28	9	10

		38,162

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$38,371

(Cost: $38,817)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 4.6%
U.S. Treasury Notes:
0.125%, 7-15-26	43,177	42,886
2.125%, 2-15-40	38,307	49,035
1.000%, 2-15-46	25,776	27,015

		118,936

Treasury Obligations - 17.3%
U.S. Treasury Bonds:
2.250%, 11-15-25	5,000	5,118
3.875%, 8-15-40	2,425	3,026
3.750%, 8-15-41	1,750	2,147
2.750%, 11-15-47	8,000	8,338
3.000%, 2-15-48	4,500	4,922
3.000%, 8-15-48	34,572	37,859
3.000%, 2-15-49	16,600	18,206
U.S. Treasury Notes:
2.625%, 8-31-20	10,500	10,585
2.875%, 10-31-20	44,205	44,778
2.750%, 11-30-20	9,500	9,617
2.500%, 12-31-20	1,000	1,010
2.250%, 2-15-21	7,513	7,563
2.875%, 10-15-21	64,855	66,481
2.875%, 11-15-21	5,250	5,387
1.875%, 4-30-22	13,800	13,851
2.000%, 7-31-22	8,480	8,548
1.875%, 10-31-22	3,500	3,516
2.000%, 10-31-22	6,520	6,575
2.125%, 12-31-22	16,600	16,821
2.000%, 2-15-23	40,000	40,363
2.875%, 10-31-23	4,750	4,971
2.750%, 11-15-23	1,500	1,562
2.375%, 8-15-24	21,000	21,603
2.125%, 9-30-24	7,400	7,522
2.250%, 12-31-24	1,875	1,918
2.500%, 1-31-25	11,750	12,179
2.875%, 4-30-25	1,500	1,587
2.875%, 5-31-25	8,300	8,784
3.000%, 9-30-25	5,875	6,273
2.625%, 12-31-25	15,000	15,701
1.500%, 8-15-26	6,500	6,330
2.000%, 11-15-26	1,000	1,007
2.250%, 2-15-27	10,000	10,241
2.375%, 5-15-27	4,375	4,520
2.250%, 8-15-27	2,000	2,047
2.875%, 5-15-28	5,500	5,902
3.125%, 11-15-28	19,000	20,829

		447,687

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.9%		$566,623

(Cost: $545,131)

SHORT-TERM SECURITIES
Commercial Paper(E) - 1.7%
Clorox Co. (The), 2.720%, 7-30-19	5,000	4,989
Ecolab, Inc., 3.020%, 7-10-19	10,000	9,992
General Mills, Inc., 2.770%, 7-22-19	5,000	4,991
International Paper Co., 2.860%, 7-15-19	5,000	4,994

McCormick & Co., Inc., 3.100%, 7-11-19	7,000	6,993
Northern Illinois Gas Co., 2.451%, 7-2-19	5,000	4,999
Walgreens Boots Alliance, Inc., 2.531%, 7-1-19	2,721	2,720
Wisconsin Gas LLC, 2.920%, 7-18-19	3,000	2,996

		42,674

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(F)	3,260	3,260

Notes - 0.1%
Net Magan Two LLC (1-Month U.S. LIBOR plus 10 bps), 2.650%, 7-7-19(F)	3,000	3,000

	Shares
Money Market Funds - 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (G)(H)	7,584	7,584

TOTAL SHORT-TERM SECURITIES – 2.2%		$56,518

(Cost: $56,528)

TOTAL INVESTMENT SECURITIES – 100.1%		$2,586,446

(Cost: $2,282,717)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(2,312)

NET ASSETS – 100.0%		$2,584,134

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $7,411 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $53,973 or 2.1% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Rate shown is the yield to maturity at June 30, 2019.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,597,379	$—	$—
Asset-Backed Securities	—	3,821	—
Corporate Debt Securities	—	312,973	—
Loans	—	10,761	—
United States Government Agency Obligations	—	38,371	—
United States Government Obligations	—	566,623	—
Short-Term Securities	7,584	48,934	—

Total	$1,604,963	$981,483	$—

During the period ended June 30, 2019, securities totaling $10,542 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = International Exchange

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,282,717

Gross unrealized appreciation	344,844
Gross unrealized depreciation	(41,115)

Net unrealized appreciation	$303,729